Note 10 - Income Taxes - Net Operating Losses and Tax Credit Carryforwards (Details) - Domestic Tax Authority [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Net operating losses--federal	$ 12,958
Tax credits--federal	$ 235
Earliest Tax Year [Member]
Net operating losses--federal	2031
Tax credits--federal	2041
Tax Year 2018 [Member]
Net operating losses--federal	$ 6,148